EDGAR FILING
------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

              Re:   Conseco StockCar Stocks Mutual Fund, Inc.
                    1933 Act File No. 333-53683
                    1940 Act File No. 811-8791
                    --------------------------

                                January 28, 2003

Dear Sir or Madam:

We are transmitting herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(b) of Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 8 to the registration statement on Form N-1A of Conseco StockCar Stocks Mutual Fund, Inc. ("Registrant"). This transmission contains conformed signature pages for the Registrant. The Registrant maintains manually signed originals of the signature page at its office.

Pursuant to Rule 485(b) under the 1933 Act, the Registrant elects to have this registration statement become effective automatically upon its filing with the Commission.

As counsel to the Registrant, we hereby represent that Post-Effective Amendment Number 8 does not contain disclosures that would render it ineligible to become effective to Rule 485(b) under the 1933 Act.

Please contact me at (317) 817-6422 or Sarah Todd at (317) 817-3741 with any questions or comments you may have on this filing. Thank you for your attention.


                                        Sincerely,

                                        /s/ William P. Kovacs
                                        ----------------------------
                                        William P. Kovacs
                                        Vice President and Secretary

As filed with the Securities and Exchange Commission on January 28, 2003

                                           Registration Nos. 811-08791/333-53683

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                        Pre-Effective Amendment No.                 [ ]

                       Post-Effective Amendment No.                 [8]

                                     and/or
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No.                         [12]
                        (Check appropriate box or boxes)

                    CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                          11825 N. Pennsylvania Street
                                Carmel, IN 46032

               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (202) 778-9079

                              Donald Smith, Esq.
                             Kirkpatrick & Lockhart
          1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800

                            William P. Kovacs, Esq.
                        Conseco Capital Management, Inc.
              11815 N. Pennsylvania Street, Carmel, Indiana 46032
                    (Name and Address of Agent for Service)



Approximate date of proposed public Offering: As soon as practicable following the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):

        X     immediately upon filing pursuant to Rule 485(b)
     -------
              on May 5, 2000 pursuant to Rule 485(b)
     -------
              60 days after filing pursuant to Rule 485(a)(i)
     -------
              60 days after filing pursuant to Rule 485(a)(i)
     -------
              on [date] pursuant to Rule 485 (a)(i)
     -------
              75 days after filing pursuant to Rule 485 (a) (ii)
     -------
              on date] pursuant to Rule 485 (a)(ii)
     -------

                    CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.




Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

-    Cover Sheet

Contents of Registration Statement:

-    Part A - Prospectus

-    Part B- Statement of Additional Information

-    Part C- Other Information

-    Signature Pages

-    Exhibits

                                     PART A

--------------------------------------------------------------------------------
                       CONSECO STOCKCAR STOCKS INDEX FUND
                     Investing in the companies that support
                          America's #1 spectator sport

                                   Prospectus
                                January 28, 2003

                        Conseco Capital Management, Inc.
                               Investment Adviser

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

PACE  LAP:  THE  RISK/RETURN  SUMMARY

-    Victory  Lane:  The  Conseco  StockCar  Stocks  Index  Fund's  Investment
     Objectives
-    The  Groove:  The  Fund's  Investment  Strategy
-    Red  and  Yellow  Flags
     -    The  Risks  of  Investing  in  the  Fund
     -    Is  the  Fund  Right  for  You?
     -    Fund  Performance
     -    About  Fund  Share  Classes
     -    Fees  and  Expenses

GARAGE  PASS:  INSIDE  THE  CONSECO  STOCKCAR  STOCKS  INDEX  FUND

-    Green  Flag
     -    How  the  Fund  Operates

-    Going  Flat  Out
     -    How  the  Fund  Invests
     -     That  Other  5%

-    The  Engine
     -     Index  Investing
     -     The  Conseco  StockCar  Stocks  Index

CONSECO  STOCKCAR  STOCKS  INDEX  FUND  TEAM:  MANAGEMENT  OF  THE  FUND

-    The  Driver
     -     The  Fund's  Investment  Adviser
-    The  Crew
     -     The  Fund's  Administrator

A  FINAL  CHECK:  IMPORTANT  FUND  DETAILS

-    The  Fund's  Place  in  the  Race
     -     Calculating  the  Daily  Share  Price
-    The  Purse
     -     How  the  Fund  Pays  Out  Dividends  and  Distributions
     -     Taxes  on  Your  Fund  Investment
-    Track  Record
     -     Financial  Highlights

IN  THE  DRIVER'S  SEAT

-     Managing  Your  Conseco  StockCar  Stocks  Index  Fund  Shares





CONSECO  STOCKCAR  STOCKS  INDEX  FUND


We invest in the companies that support NASCAR's Winston Cup Series, including sponsors of teams that race in the Winston Cup series.

                        PACE LAP: THE RISK/RETURN SUMMARY

VICTORY  LANE

THE  CONSECO  STOCKCAR  STOCKS  INDEX  FUND'S  INVESTMENT  OBJECTIVES

The Fund seeks GROWTH OF CAPITAL and CURRENT INCOME by investing in the companies of the CONSECO STOCKCAR STOCKS INDEX.

A Look Under the Hood. The Fund aims to increase the value of your investment in two ways: through an increase in the price of the stocks the Fund invests in (that's known as GROWTH OF CAPITAL) and passing along the dividends paid by the companies that the Fund invests in (that's CURRENT INCOME).

THE  GROOVE

THE  FUND'S  INVESTMENT  STRATEGY

The Fund invests in the companies of the Conseco StockCar Stocks Index (the "Index").* The Index consists of 50 companies that support NASCAR's Winston Cup Series. The companies in the Index either sponsor NASCAR Winston Cup racing teams or races, or they earn money from NASCAR Winston Cup events.

A Look Under the Hood. The Conseco StockCar Stocks Index is a price-sensitive, equal-weighted stock Index. The Fund invests based on the Index. On January 1, 2003, there were 50 companies in the Index. Equal-weighted means that on January 1 of each year, each company typically makes up the same percentage of the Index.


In some cases, a lead race team is not a sole sponsorship, but is a joint arrangement, involving two separate companies. For example, Cingular Wireless is a joint venture of BellSouth Corp. and SBC Communications, Inc., which means that each of those companies has half-the-normal weighting in the Fund.
Therefore, the Fund has 49 full positions, meaning that 48 companies are full weightings and the two companies mentioned above are half-weighted positions. Each of the Fund's 48 full positions in the companies comprising the Index would account for about 2.04% of the total assets of the Fund, while the two positions in the joint venture would account for about 1.02% of the total assets of the Fund.
The Index is also price-sensitive. This means that the actual percentage of each company in the Index will change during the year because stock prices go up and down. A better performing stock will grow to be a higher percentage of the Index during the year and an underperforming stock will be a smaller percentage. The Fund buys or sells stocks in accordance with the current Index for each trading day.

During the year, new companies that belong in the Index are added at the end of each calendar quarter. Similarly, companies that no longer belong in the Index are removed at the end of each calendar quarter and the Fund sells the stock of those companies. Then, on January 1 of each year, the Index and the Fund are rebalanced and the process repeats.

------------
* To own all the stocks in the Conseco StockCar Stocks Index, we estimate the Fund needs to have at least $25 million to invest. (As of Sept. 30, 2002, it had $4.8 million.) Until the Fund reaches that level of assets, we may buy a selection of stocks - and other securities - chosen to track the Index as closely as possible. We can't guarantee that our selection will come close to matching the Index's performance.

     Please note that the discussion of investment strategies and risks in this prospectus applies to the Fund's mature phase when it has $25 million or more invested.

RED  AND  YELLOW  FLAGS

THE  RISKS  OF  INVESTING  IN  THE  FUND

Your  Basic  Red  Flag

Like stock cars themselves, the Fund holds the potential for superior performance. But the Fund makes no guarantees. Investing in it is not exactly a spin around the block. It's more like driving on a speedway. Follow the rules of the road in the neighborhood and you should get by. Play by the rules on the speedway and you still might crash. You could lose part or even all of the money you invest in the Fund, just as you can with any mutual fund.

Yellow  Flags:  Possible  Causes  of  Loss  in  the  Fund

The prices of the stocks that the Fund invests in may fall. The price of a company's stock may fall because of problems at the company. A price decline may also have little or no basis in fact - the price may fall just because investors suspect the company may have problems.

Then again, declining stock prices may have nothing to do with events at a particular company, but may result from changing stock market or economic conditions, actions on the part of the U.S. government or other governments around the world, or from a simple lack of investor confidence. In the past, stocks and the stock market have recovered, but some of these slumps have lasted for months and even years.


Stock prices for small- and medium-size companies tend to fluctuate more than stock prices for large companies. Approximately 44% of the stocks in the Index are stocks of small- and medium-size companies. Stocks in such companies have often suffered more in stock market slumps than large company stocks. They usually don't have as many resources as large companies to tide them over through hard times. What's more, investors are usually less willing to put their money into small- and medium-size company stocks. That may mean a small company's stock price may fall relatively farther than a large company's stock price before sellers can find investors willing to buy.


We invest in the stocks in the Index. We do not research the outlook for the companies we invest in, and we do not avoid stocks that we think won't do well. In investing, as in stock car racing, points you've earned at the end of the race matter more than your standing at the end of any lap. That's the philosophy behind index investing. It makes for a simple race plan: We invest in the companies listed in the Index and we stay invested in them.

That describes what index investing does. And it means there's one thing it doesn't do: An index fund doesn't do research that will help predict which stocks will break away from the pack or which will lag behind. Over the long haul, indexers believe that the simplicity and consistency of their approach investing in a group of companies and sticking with them-will pay off. But that means an index fund makes no effort to avoid stocks that may trail the field.

The companies that make up the Index may change, which could affect the Fund's performance. NASCAR Winston Cup's sponsors and supporters may change from year to year. These changes usually result from everyday business decisions. For example, a company's marketing campaign to NASCAR fans may have run its course. Changes like that could mean that well-established companies with strong track records are leaving the Index - and companies without such strong records are replacing them. (Of course, it also could mean just the opposite: that stronger companies are replacing the companies leaving the Index.) In either case, according to our investment policy, the Fund would have to invest in the new companies in the next calendar quarter and sell its stock in the companies that leave the Index at the end of the calendar year. That strategy could slow Fund performance.

A related risk is that the popularity of the NASCAR Winston Cup Series, or the teams that race in it, may decline among fans and sponsors. If that happens, fewer companies or weaker companies might be listed in the Index.

The Fund runs a greater risk of loss than a fund that invests in a wider range of stocks. A rule of investing says that the more widely you spread your investments, the less likely one bad investment will damage you. If you divide your investments equally between two companies and one goes out of business, you lose half your money. If you divide your investments equally among 100 companies and one goes out of business, you lose only 1%.

By the same token, if you invest equally in two stocks and one doubles in price, it increases the total value of your investment by 50%. If you invest equally in 100 stocks and one doubles in price, it would increase the total value by 1%. The rules apply, of course, whether you invest $1,000 or $1 million. While the stocks that make up the Index represent many industries, the Fund can invest only in those stocks listed in the Index. Therefore, it has a higher risk of loss than a mutual fund that can spread its investments, and its risks, more widely.

IS  THE  FUND  RIGHT  FOR  YOU?

You should consider investing in the Fund if you are looking to increase the value of your investment over the long term. That last part is important. Over longer periods - five years or more - stocks have usually done better than other financial investments, like bonds. But stock prices change from day to day, much more so than bonds, and sometimes by quite a lot. That fact has two consequences:

     - The value of an investment in the Fund, which itself invests almost totally in stocks, will fall and rise more than an investment that is less concentrated in stocks.

     - Because that daily price variation is constant and the superior performance of stocks builds up slowly, your risk of loss is greater if you invest in the Fund for just a short time.

Keep in mind, too, that the Fund has not been in business long, so little information exists on how the Fund has performed over a wide range of stock market conditions.


FUND  PERFORMANCE

The bar chart below shows the total return of the Fund for each calendar year since inception.

The bar chart provides an indication of the risks of investing in the Fund by showing how the Fund's performance has varied from year to year.

                            Year-to-Year Total Return
                              as of 12/31 Each Year

1.10%  0.57%  16.31%  (16.65%)
-----  -----  ------  --------
1999.  2000    2001       2002

Best Quarter.        4Q  1998     21.85%
Worst Quarter        3Q  2002   (15.34%)
Quarter Ended  12/31/02  1.50%

SIDEBAR  A  Look  Under  the  Hood

The S&P 500 Index is a widely used benchmark of U.S. stock market performance. The stocks in the S&P 500 represent companies from every segment of American industry. Standard & Poor's, the company that created and maintains the S&P 500 Index, has chosen the companies because of their importance to the economy and because their stocks are owned by a large number of investors and change hands frequently.

The table below shows how the Fund's returns have compared to the returns of the S&P 500 Index. It gives you an idea of how the Fund's performance has varied compared to a widely used stock market benchmark. Note that the returns of the S&P 500 Index do not reflect any deductions for fees, expenses and taxes that could apply to an investment in the Fund.

                          AVERAGE ANNUAL TOTAL RETURN
                            (as of December 31, 2002)


                            1 YEAR   SINCE INCEPTION
                                       OCT. 1, 1998
-------------------------  --------  ----------------
Return before taxes . . .  (16.65%)             4.40%
-------------------------  --------  ----------------
Return after taxes on
   distributions. . . . .  (25.32%)             1.21%
-------------------------  --------  ----------------
Return after taxes on
   distributions and sale
   of fund shares . . . .  (15.55%)             1.19%
-------------------------  --------  ----------------
S&P 500 Index . . . . . .  (22.11%)           (2.04%)
-------------------------  --------  ----------------
Conseco StockCar
   Stocks Index . . . . .  (19.48%)             5.12%
-------------------------  --------  ----------------

As you review the Fund's performance, please keep in mind that its past performance does not necessarily indicate how it will perform in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEES  AND  EXPENSES

The tables below describe the fees and expenses you may pay if you buy and hold shares of the Fund.

           SHAREHOLDER FEES (fees paid directly from your investment)


Maximum up-front sales charge  NONE
-----------------------------  ----
Maximum deferred sales charge  NONE
-----------------------------  ----


The Fund will assess a fee of 1.00% of the value of the shares you sell if you sell them less than six months after purchasing them.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from total Fund assets)

Management fees. . . . . . . . . . . . . .   1.05%(1)
Distribution (12b-1) fees. . . . . . . . .   0.25%(2)
Other expenses . . . . . . . . . . . . . .   3.85%
------------------------------------------  ---------
Total annual Fund operating expenses . . .   5.15%(3)
Less: Expense waivers and/or reimbursement  (3.65%)
------------------------------------------  ---------
Total net expenses . . . . . . . . . . . .   1.50% (4)

1. Management fees include a fee of 0.65% for investment advisory services to Conseco Capital Management, Inc.(the "Adviser") and 0.40% for administrative and other services to Conseco Services, LLC (the "Administrator").

2. 12b-1 fees cover a fund's sales, marketing and promotional expenses. Because they are paid out of the Fund on an ongoing basis, they increase the cost of your investment the longer you hold Fund shares and may end up costing you more than other types of sales charges.

3. Includes 1.10% of income tax expense on net investment income and penalties, which were reimbursed by the Adviser. Absent the tax expense and penalties, total Fund expenses would have been 4.05% before expense reimbursements.

4. The Adviser and Administrator have agreed to waive a portion of their fees and/or pay a portion of the Fund's expenses through April 30, 2004, to ensure that total annual operating expenses do not exceed 1.50% annually. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the 1.50% expense limitation, for a period of three years after the date of the waiver. For additional information, see "Management of the Fund."

EXPENSE  EXAMPLE

The following example should help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR.   3 YEARS   5 YEARS   10 YEARS
-------  --------  --------  ---------
$  153  $  1,217   $  2,278  $   4,918
-------  --------  --------  ---------

The expense example above includes income tax expense on net investment income and penalties, which were reimbursed by the Adviser during 2002. Absent the tax expense and penalties, the fund expense example above would reflect total fund expenses of $153 for one year, $999 for three years, $1,861 for five years and $4,090 for ten years.



           GARAGE PASS: INSIDE THE CONSECO STOCKCAR STOCKS INDEX FUND

GREEN  FLAG

HOW  THE  FUND  OPERATES

The Fund seeks growth of capital and current income by investing in the stocks of companies of the Conseco StockCar Stocks Index.

The Index lists any company whose stock is available to the general public and that fits into one of the following seven categories:

- NASCAR Winston Cup Series Sponsor: a company that sponsors the entire 36 race NASCAR Winston Cup Series.
- Lead Race Sponsor: a company that (1) sponsors one or more races in the NASCAR Winston Cup Series or (2) has negotiated a "naming rights" agreement with a race track hosting a Winston Cup race.
- Primary Car Sponsor: a company that acts as the lead sponsor for one of the roughly 50 stock cars that race in the NASCAR Winston Cup Series every year. You can tell a car's primary sponsor by the corporate logo - it's the one on the hood of the car.
- Major Product Sponsor: a company that provides products, such as gasoline, tires or lubricants, to any of the NASCAR Winston Cup racing teams.
- Track Owner: a company that owns all or part of any of the tracks that host the 36 NASCAR Winston Cup Series races.
- Licensee: a company that produces a product related to the NASCAR Winston Cup Series under a licensing agreement with NASCAR.
- Broadcaster: a company that broadcasts NASCAR Winston Cup races on television, radio or via the internet under an agreement with NASCAR.

The Index has no minimum earnings qualification - it doesn't matter how much or how little a company earns from its participation in the NASCAR Winston Cup Series as long as it fits into one of the seven categories.


However, there are different criteria that must be met for a company to be included in the Index. To be listed, a company's stock must initially have a total market value of at least $100 million and must maintain a market value of at least $50 million. Additionally, companies may be removed from the Index if a major securities exchange delists the company or if a company files for bankruptcy protection


GOING  FLAT  OUT

HOW  THE  FUND  INVESTS

We aim to invest 95% of the Fund's net assets in the stocks of the companies listed in the Index. At the beginning of each year, as noted in PACE LAP, we invest the net assets equally in the Index stocks. From then on, the weight of Index stock changes with changes in its price. This means that, over the course of the year, the Fund invests according to stock performance: It puts more money into the Index stocks that have done better, less into those that have trailed behind.

SIDEBAR  A  Look  Under  the  Hood

Just like any other mutual fund, the Fund's assets are the stocks and other investment securities purchased with money from its shareholders plus any gains (or minus any losses) from these investments. The Fund's net assets equal the price of the stocks and securities, plus gains - or minus losses - from investment performance, minus any amounts that the Fund might owe to others. We try to come within 95% of the total return of the Index stocks. That's before we deduct fees and expenses. We don't normally expect to match 100% of the Index's total return, even before we take out fees and expenses, because we can't invest all the Fund's assets in Index stocks. On one hand, we have to keep some cash on hand to pay Fund shareholders for shares they might want to sell. On the other hand, it takes time to invest all the cash we receive from the purchase of new shares. Besides the cash on hand, the Fund has to pay commissions on the stocks that it buys and sells. Those costs also cause its performance to deviate from the Index's.*

* To own all the stocks in the Conseco StockCar Stocks Index, we estimate the Fund needs to have at least $25 million to invest. (As of Sept. 30, 2002, it had $4.8 million.) Until the Fund reaches that level as assets, we may buy a selection of stocks - and other securities - chosen to track the Index as closely as possible. We can't guarantee that our selection will come close to matching the Index's performance.

     Please note that the discussion of investment strategies and risks in this prospectus applies to the Fund's mature phase when it has $25 million or more invested.

Under the supervision of the Board of Directors (the "Board") of the Fund, the Adviser is responsible for investing the Fund's money to try to match the performance of the Conseco StockCar Stocks Index. If the correlation between the Fund's performance and Index's performance is not maintained, the Board may take actions, including changing the fee structure and/or investment policies of the Fund, as needed, to reduce the performance deviation.

SIDEBAR  A  Look  Under  the  Hood

A stock's total return equals the change in its price plus any dividends that it pays during the period an investor owns it. If the stock increases in price, the return will be positive, but if its price falls, it will have a negative return. Since you add dividends to the calculation, a stock that pays dividends - not all do - has an extra return above price change alone.

THAT  OTHER  5%

The Fund can invest up to 5% in money market funds, in bonds issued by the U.S. Treasury and in U.S. government securities. This is a way of earning interest on the cash we have on hand.

THE  CONSECO  STOCKCAR  STOCKS  INDEX

The American Stock Exchange ("AMEX") calculates and publishes the Index's daily value under the ticker symbol RCE. The Adviser tells the AMEX when a company is qualified or disqualified for listing in the Index. Once a company has become eligible, the Index has to list it by the next calendar quarter. (Calendar quarters begin Jan. 1, April 1, July 1 or Oct. 1.) Similarly, the Index removes a company that becomes ineligible at the end of each quarter in which it became ineligible.

SIDEBAR  The  Word  from  Pit  Road

To return to equal weighting at the end of each year, we buy and sell stocks to match the Index as described in the Fund's Investment Strategy.


The 50 stocks included in the Conseco StockCar Stocks Index reflect the broad corporate support for NASCAR racing. Standard & Poor's Super Composite 1500 tracks the performance of the 1500 companies that account for 87% of the total stock market value in the United States. Standard & Poor's has divided American business into 10 major sectors. The Index contains companies from 9 of them. The companies in the Index also come in all sizes. As of January 1, 2003:

     - 56.0 % were large-caps, or large-capitalization companies, whose total stock market value exceeded $10 billion.
     - 30.0% were mid-caps, companies whose stock market value ranged between $1 billion and $10 billion.
     -    14.0%  were  small-caps  with  less  than  $1 billion in market value.


THE  ENGINE

INDEX  INVESTING

We mentioned this briefly before in PACE LAP, but we should emphasize it again. It's all in our name: the Conseco StockCar Stocks Index Fund is an index fund. Unlike actively managed stock mutual funds, we don't pick just those stocks we think will finish well - we invest in the stocks in the Index. We believe our approach makes sense over the long run. Historically, stocks have gained more value than any other financial investment, like corporate or U.S. government bonds.

We're not saying that index investing beats active management, the technique used by many mutual funds. Both index investing and active management have their place: Active management applies research to spot those stocks with breakaway potential and to steer clear of those that may crash. This double-edged formula has often beaten index investing in the past, but it's like stock car racing in one sense: There's no telling in advance which actively managed fund can successfully pick the winners out of the pack and avoid the losers.

Then, too, actively managed mutual funds may trade stocks frequently. They may sell stocks because they think they have gone as far as they're likely to go or because they haven't lived up to expectations. They will jump into others with strong performance potential according to their research. Index mutual funds tend to buy and sell stocks less often. Remember, index funds are not trying to beat the market - they simply aim to match the performance of a certain group of companies by owning shares in every one of them.

Whenever active investors buy or sell stock they have to pay a commission. When they take a profit by selling a stock that has gained in price, they have to pay tax on that profit. The tax payment comes out of their gain, just as commissions do. Index investors pay commissions and taxes too, of course. But since they tend to buy and sell less, they end up paying less.

So index funds can offer investors a less expensive way of investing in a broad market segment. That means index funds may be right for investors who favor a particular industry or a group of related industries but who are not familiar with individual companies. It also means index funds could work for new investors who want to learn how mutual funds and stock markets work as the next step in a lifelong investment program.



THE  CONSECO  STOCKCAR  STOCK  INDEX

COMPANY NAME                            TICKER
--------------------------------------  ------
Aaron Rents, Inc.. . . . . . . . . . .  RNT
Action Performance Companies Inc.. . .  ATN
ALLTEL Corp. . . . . . . . . . . . . .  AT
Anheuser-Busch Companies, Inc. . . . .  BUD
AOL-Time Warner, Inc.. . . . . . . . .  AOL
Ashland Inc. (Valvoline) . . . . . . .  ASH
BellSouth Corp.. . . . . . . . . . . .  BLS
Black & Decker Corp. . . . . . . . . .  BDK
Caterpillar Inc. . . . . . . . . . . .  CAT
ChevronTexaco Corp.. . . . . . . . . .  CVX
Coca-Cola Company. . . . . . . . . . .  KO
ConocoPhillips . . . . . . . . . . . .  COP
Coors (Adolph) Class B . . . . . . . .  RKY
CSK Auto Corp. . . . . . . . . . . . .  CAO
DaimlerChrysler AG . . . . . . . . . .  DCX
Delphi Corp. . . . . . . . . . . . . .  DPH
Dover Motorsports, Inc.. . . . . . . .  DVD
DuPont (E.I.) De Nemours & Co. . . . .  DD
Eastman Kodak Co.. . . . . . . . . . .  EK
Electronic Arts, Inc.. . . . . . . . .  ERTS
ExxonMobil Corp. . . . . . . . . . . .  XOM
Ford Motor Co. . . . . . . . . . . . .  F
General Electric Co. (NBC) . . . . . .  GE
General Mills Inc. (Cheerios). . . . .  GIS
General Motors Corp. . . . . . . . . .  GM
Genuine Parts Co. (NAPA) . . . . . . .  GPC
Georgia - Pacific Group. . . . . . . .  GP
Goodyear Tire and Rubber Co. . . . . .  GT
(The) Home Depot Inc.. . . . . . . . .  HD
Infineon Technologies AG . . . . . . .  IFX
International Speedway 'A' . . . . . .  ISCA
Kellogg Co.. . . . . . . . . . . . . .  K
Lowe's Companies, Inc. . . . . . . . .  LOW
MBNA Corp. . . . . . . . . . . . . . .  KRB
Newell Rubbermaid, Inc.. . . . . . . .  NWL
(The) News Corp. Ltd. . . . . . . . .   NWS
Pepsico Inc. . . . . . . . . . . . . .  PEP
Pfizer, Inc. . . . . . . . . . . . . .  PFE
Procter and Gamble Co., Inc. (Tide). .  PG
Protection One, Inc. . . . . . . . . .  POI
R. J. Reynolds Tobacco Holdings, Inc..  RJR
Racing Champions Ertl Corp.. . . . . .  RACN
RadioShack Corp. . . . . . . . . . . .  RSH
Royal Dutch Petroleum Co. . . . . . .   RD
SBC Communications, Inc. . . . . . . .  SBC
Speedway Motorsports, Inc. . . . . . .  TRK
Target Corp. . . . . . . . . . . . . .  TGT
United Online. . . . . . . . . . . . .  UNTD
United Parcel Service, Class B . . . .  UPS
W.W. Grainger, Inc.. . . . . . . . . .  GWW

CONSECO  STOCKCAR  STOCKS  INDEX  FUND  TEAM:  MANAGEMENT  OF  THE  FUND


The  Driver

THE  FUND'S  INVESTMENT  ADVISER

Conseco Capital Management, Inc. (the "Adviser" or "CCM"), a registered investment adviser located at 11825 N. Pennsylvania Avenue, Carmel, Indiana 46032, is a wholly-owned subsidiary of Conseco, Inc., a publicly held financial services company (OTCBB:CNCEQ) that provides investment, lending and insurance products to more than 12 million customers. On December 18, 2002, Conseco, Inc. and its non-operating holding companies filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. Conseco Capital Management and Conseco StockCar Stocks Mutual Fund, Inc. are separate legal entities and are not included in the bankruptcy filing. CCM will continue to operate in the ordinary course of business as the investment adviser of Conseco StockCar Stocks Index Fund. CCM manages investments for Conseco, Inc., Conseco Fund Group and other affiliated mutual funds, as well as endowments, corporate and government pension funds, Taft-Hartley pension funds, hospitals, insurance companies, religious organizations and high net worth individuals. As of Dec.
31,  2002,  CCM  managed  more  than  $27  billion.

ADVISORY  FEES

CCM receives fees for its advisory services to the Fund at an annual rate of 0.65% of the Fund's average daily net assets. During 2002, after waivers, CCM received no fees for these advisory services.

 The  Crew

THE  FUND'S  ADMINISTRATOR

Conseco  Services,  LLC  (the  "Administrator")  is  responsible  for:

- Reports required by the federal Securities and Exchange Commission ("SEC") and state securities commissions
-    Maintaining  the  Fund's  books  and  records
-    Reports  for  the  Fund's  Board  of  Directors
-    Proxy  statements  and  shareholder  reports

The Administrator receives a fee for these services at an annual rate of 0.40% for the first $50,000,000; 0.30% for the net $25,000,000; and 0.20% in excess of
$75,000,000  of  the  Fund's  average  daily  net  assets.


A  FINAL  CHECK:  IMPORTANT  FUND  DETAILS

The  Fund's  Place  in  the  Race

CALCULATING  DAILY  SHARE  PRICE

Like most other mutual funds, the Fund's daily share price reflects the market value of all the stocks and bonds it owns, plus cash on hand, minus any liabilities. That daily calculation provides the Fund's total net assets. The
Fund's net asset value per share (or NAV) is calculated by dividing its net assets by the number of shares outstanding.

We normally compute the Fund's NAV at the end of regular trading hours - 4 pm Eastern time - every day the New York Stock Exchange ("NYSE") is open for business. We value the stocks and bonds the Fund owns at their market price at that time. If market price quotes are not readily available, we estimate the price in accordance with guidelines approved by the Fund's Board of Directors.

The  Purse

HOW  THE  FUND  PAYS  OUT  DIVIDENDS  AND  DISTRIBUTIONS

The Fund intends to pay out at least 90% of its net investment income and capital gains to its shareholders annually in proportion to the number of Fund shares each of them owns.

SIDEBAR  A  Look  Under  the  Hood

Net investment income equals all stock dividends the Fund's investments earn, plus any interest it receives on the bonds it owns, minus expenses.

The Fund pays out all capital gains annually, which is the profit it makes on investments when it sells them. This payout is called a capital gain distribution. We will automatically use the dividends and distributions earned by your investment to purchase additional Fund shares for your account. If you prefer to have them paid directly to you by check, please notify us in writing at the address listed in Buying or Selling shares by mail in CONTACTING THE PIT.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the your account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES  ON  YOUR  FUND  INVESTMENT

The Fund's shareholders, not the Fund itself, ordinarily pay taxes on its dividends and distributions, as is the case with most mutual funds. You will owe the taxes whether or not you choose to receive your distributions and dividends in cash or reinvest them. The amount you owe will depend on many factors. The most important are:

     -    Your  income  tax  bracket
     -    How  long  the  Fund  has  owned  the stock in companies that it sells
     -    How  long  you've  owned  any  shares  in the Fund that you might sell

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend consulting your independent tax adviser about your tax issues.

The amount of tax you owe each year on your Fund investment will depend on the amount of dividends and capital gain distributions the Fund pays out. Normally, the taxes will be due in the year dividends and distributions are paid, except for distributions declared in December and paid in January of the next year, which are taxable as if we paid them Dec. 31.

Dividends and capital gain distributions usually create the following tax liability:

TRANSACTION                             TAX STATUS
------------------------------------  ---------------
Income payout. . . . . . . . . . . .  Ordinary income
------------------------------------  ---------------
Short-term capital gain distribution  Ordinary income
------------------------------------  ---------------
Long-term capital gain distribution.  Capital gain
------------------------------------  ---------------


TRANSACTION                                              TAX STATUS
--------------------------------------------  ---------------------------------
--------------------------------------------
You sell shares owned for more than one year  Capital gain or loss
--------------------------------------------  ---------------------------------
You sell shares owned for one year or less .  Gains treated as ordinary income, losses subject to special rules
                                              ---------------------------------

After Dec. 31 of each year, we will mail you a notice telling you how much your investment in the Fund has earned in dividends and distributions during the year and the federal tax status of these earnings - whether they are taxable as ordinary income or as a short- or long-term gain.

Tax considerations for tax-deferred accounts, such as qualified retirement plans or nontaxable entities, will be different.

SIDEBAR  A  Final  Yellow  Flag

You must provide your Social Security or other taxpayer ID number on your Fund account application. If we do not have your number on record, you will be subject to backup withholding. That means the IRS requires us to withhold 31% of all earnings from your Fund investment. Consult your tax adviser for details.

TRACK  RECORD

FINANCIAL  HIGHLIGHTS

The table below provides a picture of the Fund's performance since it began operations. The total return represents the rate of return for an investor who reinvested all dividends and distributions. Other accountants have audited the information for the period August 8, 1999 - September 30, 1999. PricewaterhouseCoopers LLP has audited the information for the periods October 1, 1999 - September 30, 2002. Their report, along with the Fund's financial statements, is included in the Fund's annual report dated September 30, 2002, which is available on request by calling 800-494-2755.

Financial  Highlights

FOR  A  SHARE  OUTSTANDING  DURING  THE  YEAR  ENDED  SEPTEMBER  30

PER-SHARE OPERATING PERFORMANCE        2002      2001       2000        1999
----------------------------------  ----------  -------  ----------  ----------
Net asset value per share,
   beginning of period . . . . . .  $   17.36   $17.52   $   17.84   $   15.00
----------------------------------  ----------  -------  ----------  ----------
Income from investment
   operations:
----------------------------------  ----------  -------  ----------  ----------
Net investment income. . . . . . .       0.03     0.08        0.12        0.02
----------------------------------  ----------  -------  ----------  ----------
Net realized gains (losses) and
   change in unrealized
   appreciation (depreciation)
   on investments. . . . . . . . .      (0.68)    0.71       (0.34)       2.82
----------------------------------  ----------  -------  ----------  ----------
Total income (loss) from
   investment operations . . . . .      (0.65)    0.79       (0.22)       2.84
----------------------------------  ----------  -------  ----------  ----------
Distributions:
----------------------------------
Dividends from net
   investment income                    (0.04)   (0.15)      (0.03)       ----
----------------------------------  ----------  -------  ----------  ----------
Distribution of net capital gains        ----    (0.80)      (0.07)       ----
----------------------------------  ----------  -------  ----------  ----------
Total distributions                     (0.04)   (0.95)      (0.10)       ----
----------------------------------  ----------  -------  ----------  ----------
Net Asset Value per Share,
   End of period . . . . . . . . .  $   16.67   $17.36   $   17.52   $   17.84
----------------------------------  ----------  -------  ----------  ----------
Total return . . . . . . . . . . .     (3.77%)    4.69%     (1.24%)      18.93%

Ratios/supplemental data:
----------------------------------
Net assets,
End of period (in 000's) . . . . .  $   4,820   $4,776   $4,756 (2)  $4,860 (2)
----------------------------------  ----------  -------  ----------  ----------
Ratio of expenses to average
   net assets
Before expense reimbursement . . .   5.15% (1)    4.62%       2.62%       1.41%
After expense reimbursement. . . .       1.50%    1.50%       1.44%       1.41%

Ratio of net investment income
   to average net assets . . . . .       0.17%    0.41%       0.66%       0.28%
----------------------------------  ----------  -------  ----------  ----------
Portfolio turnover rate. . . . . .         40%      36%         37%          7%
----------------------------------  ----------  -------  ----------  ----------

(1) Includes 1.10% of income tax expense on net investment income and penalties which were reimbursed by the Adviser.

(2)  Includes  net  assets  of  the  Advisor Class that was closed during fiscal
     2001.



Managing  Your  Fund  Shares

IN  THE  DRIVER'S  SEAT

CONTACTING  THE  PIT

Important  Information  about  Contacting the Conseco StockCar Stocks Index Fund


BY  PHONE
     800.494.2755,  24  hours  a  day

BY  MAIL
     Conseco  StockCar  Stocks  Index  Fund
     Attn:  Administrative  Offices
     11825  N.  Pennsylvania  St.,  K1B
     Carmel,  IN  46032

BUYING  OR  SELLING  SHARES  BY  MAIL,  INCLUDING  OVERNIGHT  MAIL
     Conseco  StockCar  Stocks  Index  Fund
     c/o  U.S.  Bancorp  Fund  Services,  LLC
     615  E.  Michigan  St.,  3rd  Floor
     Milwaukee,  WI  53201-0701
     800.494.2755

OUR  BUSINESS  HOURS

We're open for business and you can buy and sell shares whenever the New York Stock Exchange (NYSE) is open for business. Generally, that's any weekday except: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day.



MINIMUM FUND INVESTMENTS
To open an account . . . . . . . . .  $250
------------------------------------  ----
Each new investment after the first.  $ 50
To open an automated investment plan  $ 50


The Funds will not accept payment in cash or third party checks. All checks should be made payable to the Fund or U.S. Bancorp Fund Services, LLC as the Fund's agent. All checks must be drawn on a Bank located within the United States and must be payable in U.S. dollars.

KEEPING  TRACK

We'll send you written confirmation of each transaction. These confirmations serve as your proof of ownership since we do not issue share certificates.

"NASCAR" is the trademark of the National Association for Stock Car Auto Racing. NASCAR is a privately held company. No investment in NASCAR is being offered through this Fund. The National Association for Stock Car Auto Racing does not sponsor, endorse, sell or promote the Conseco StockCar Stocks Index Fund or the Conseco StockCar Stocks Index. Nor does the National Association for Stock Car Auto Racing make any representation regarding the advisability of investing in the Conseco StockCar Stocks Index Fund.

START  YOUR  ENGINES

IMPORTANT  INFORMATION  ABOUT  INVESTING  IN  THE  FUND

BY  MAIL

Mail your completed application and a check payable to the Conseco StockCar Stocks Index Fund - to one of the addresses listed in Buying or Selling shares by mail under CONTACTING THE PIT.

BY  BANK  WIRE

Mail your completed application to the address in Buying or Selling shares by mail under CONTACTING THE PIT. The application must be received and processed before you wire your money. Then, wire your investment to:

     U.S.  Bancorp  Fund  Services,  LLC
     ABA#042000013

     Credit  to:
          U.S. Bancorp  Fund  Services,  LLC
          Account  #112-952-137

     Further  credit  to:
          Conseco  StockCar  Stocks  Index  Fund
          Your account  name  and  your  account  number

REFUELING

IMPORTANT  INFORMATION  ABOUT  BUYING  FUND  SHARES

- You pay for your shares at the price quoted in the next daily price calculation after we receive your purchase order.
-    You  must  make  your  initial  purchase  by  mail  or  wire.
-    We  can  only  accept  checks  in  U.S.  dollars  drawn  on  U.S.  funds.
- A $25.00 fee will be imposed by the Funds' transfer agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by a Fund.
- To ensure that all checks have cleared, we do not allow investors to sell shares purchased by check until they have owned the shares at least 12 days.
-    We  reserve  the  right  to  cancel  any  purchase  order.


PAYING  FOR  SHAREHOLDER  SERVICES

The Fund has adopted a 12b-1 distribution and service plan to compensate Conseco Equity Sales, Inc., the principal underwriter, for distributing Fund shares and servicing shareholder accounts. The Fund pays ongoing fees of up to 0.25% of average daily net assets. This will increase the cost of your investment and reduce its return.

CHECKERED  FLAG

IMPORTANT  INFORMATION  ABOUT  SELLING  FUND  SHARES

IF  YOU  SELL  BY  PHONE

Neither the Fund nor its transfer agent is responsible for verifying whether a telephone sales order is genuine. We do, however, protect you with these safeguards:

     -    We  record  telephone  orders.

     -    We  require  callers  to  provide  specific  identifying  information.

     -    We  send  written  confirmation  of  your  order  within  five  days.

You cannot place orders by phone if you have rejected the telephone privilege on your account application.

IF  YOU  SELL  BY  MAIL

Send your request to the address in Buying or Selling shares by mail under CONTACTING THE PIT.

IF  YOU  SELL  BY  WIRE

A  $15  fee  will  be  charged  for  all  outbound  wire  transfers.


INFORMATION  REQUIRED  ON  ALL  SALE  REQUESTS

- Include your account number, your account name and your Social Security or taxpayer identification number with your sales request.
- State either the number of shares you wish to sell or the amount you wish to receive from the sale.
- We require a signature guarantee for sales of Fund shares totaling $10,000 or more. You can obtain a signature guarantee from most financial institutions, such as banks, broker/dealers, credit unions and savings associations, but not from a notary public.

CALCULATING  THE  PROCEEDS  FROM  YOUR  SALE

- We sell your shares at the next share price calculated after we receive your request.

RECEIVING  THE  PROCEEDS  FROM  YOUR  SALE

- You should receive a check for the net proceeds of your sale within seven business days. We may, however, delay payment 12 days or longer if the check you used to purchase the shares you're selling has not cleared.
- We will mail the check for the proceeds of the sale of your shares to the address listed on your account. Under extraordinary circumstances specified by law we may temporarily suspend payment.

THE  VIP  TREATMENT

SPECIAL  SHAREHOLDER  SERVICES

We offer an array of special services free of charge to make investing in the Fund easy.

- Preauthorized investing lets you set up debits from your checking account for $50 or more every month to purchase mutual fund shares. You may even qualify for a waiver of the minimum on purchases made through payroll deduction or qualified retirement plans.

- Electronic buying and selling lets you transfer money directly between your bank and Fund accounts to buy or sell as little as $50 or as much as $50,000. To take advantage of this feature, simply fill out the "Automatic Investment Program," on your account application.

BACK  COVER

More  information  on  the  Fund  is  available  free  upon  request.

SHAREHOLDER  REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION

The Statement of Additional Information ("SAI") is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference into (is legally considered part of) this prospectus. The SAI provides more details about the Fund and its policies.

TO OBTAIN A SHAREHOLDER REPORT, SAI OR OTHER INFORMATION FREE OF CHARGE, CONTACT
US:

BY  TELEPHONE:
800.494.2755

BY  MAIL:
CONSECO  STOCKCAR  STOCKS  INDEX  FUND
C/O  U.S.  BANCORP  FUND  SERVICES,  LLC
615  E.  MICHIGAN  ST.,  3RD  FLOOR
MILWAUKEE,  WI  53201-0701
800.494.2765

ON  THE  INTERNET:

You can view text-only versions of the prospectus and other Fund details online or download them from the SEC's Internet site:

HTTP://WWW.SEC.GOV


You can review and copy the documents at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 202-942-8090 for further details. Upon a written or electronic request, SEC will furnish hard copies of the documents, upon payment of a duplicating fee, through the Public Reference Section. Address your request to:

Public  Reference  Section  of  the  SEC
Washington,  DC  20549-0102
or  publicinfo@sec.gov.


Conseco  StockCar  Stocks  Index  Fund
Registration  Number:  811-8791

--------------------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                    CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.


                                JANUARY 28, 2003

This Statement of Additional Information ("SAI") is not a prospectus. It contains additional information about the Conseco StockCar Stocks Mutual Fund, Inc. (the "Company") and a single series of shares, the Conseco StockCar Stocks Index Fund (the "Fund"). It should be read in conjunction with the Fund's prospectus (the "Prospectus"), dated January 28, 2003. You may obtain a copy by contacting the Company's Administrative Office, 11825 N. Pennsylvania Street, Carmel, Indiana 46032 or by phoning 800-494-2755.



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TABLE OF CONTENTS
GENERAL INFORMATION                                                          3
INVESTMENT  RESTRICTIONS                                                     3
DESCRIPTION  OF  SECURITIES  AND  INVESTMENT  TECHNIQUES                     5
PORTFOLIO  TURNOVER                                                          9
INVESTMENT  PERFORMANCE                                                     10
SECURITIES  TRANSACTIONS                                                    13
MANAGEMENT                                                                  14
FUND  EXPENSES                                                              19
DISTRIBUTION  ARRANGEMENTS                                                  19
PURCHASE,  REDEMPTION  AND  PRICING  OF  SHARES                             20
INFORMATION  ON  CAPITALIZATION  AND  OTHER  MATTERS                        21
CODE  OF  ETHICS                                                            22
TAXES                                                                       22
FINANCIAL  STATEMENTS                                                       23

GENERAL INFORMATION

The Company was incorporated in Maryland on May 18, 1998. The Company is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Company is a "series" type of mutual fund which may issue separate series of shares, each of which may represent a separate portfolio of investments. The Fund offers a single class of shares. Conseco Capital
Management, Inc. (the "Adviser" or "CCM") serves as the Company's investment adviser.

The Company is managed by a Board of Directors (the "Board") which approves all significant agreements between the Company and the persons and companies that furnish services to the Company, including agreements with the Company's custodian, transfer agent, investment adviser and administrator. The day-to-day operations of the Fund are delegated to the Adviser.

There is no assurance that the Fund will achieve its investment objectives.

INVESTMENT  RESTRICTIONS

The Company has adopted the following policies relating to the investment of assets of the Fund, and its activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of the affected Fund. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares or interests represented at a meeting at which more than 50 percent of the outstanding shares or interests are represented or (ii) more than 50 percent of the outstanding shares or interests. Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

CONSECO STOCKCAR STOCKS INDEX FUND
The Fund may not (except as noted):

     1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

     2.   Acquire  securities  of  any one issuer that at the time of investment
(a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     3. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

     4. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

     5.   Make  margin  purchases  or  short  sales  of  securities;

     6. Invest in companies for the purpose of management or the exercise of control;

     7. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements);

     8. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Adviser or Distributor;

     9. Invest in oil, gas or other mineral exploration or development programs, or marketable securities of companies engaged in oil, gas or mineral exploration;

     10. Purchase or sell real estate loans or real estate limited partnerships, or invest in marketable securities of companies that invest in real estate or interests in real estate;

     11. Engage in the writing of put and call options, except that the Fund may write (i.e. sell) covered put and call options, and may purchase put and call options, on the equity securities of companies included in the Index and on the Index itself. The Fund may enter into these transactions so long as the value of the underlying securities on which such options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed ten percent (10%) of the Fund's total net assets;

     12.  Purchase  warrants  on  securities;

     13.  Issue  senior  securities;

     14.  Invest  in  commodities  or  in  commodities  futures  or  options;

     15. Invest more than 5% of its assets (value at time of investment) in securities of issuers that are not included in the Conseco StockCar Stocks Index, except that the Fund may invest up to 25% of its average net assets in other securities for temporary liquidity purposes; or

     16. Invest more than 25% of its assets (valued at time of investment) in securities of issuers that are in the same industry.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are designated as non-fundamental with respect to the Conseco StockCar Stocks Index Fund and may be changed by the Company's Board without shareholder approval.

The Fund may not (except as noted):

1. Invest more than 5% of its net assets (valued at the time of investment) in preferred stock;

2. Invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable;

3. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization;

4. Purchase more than 3% of the voting securities of any one investment company nor invest more than 5% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund;

5. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;

6. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

7. Invest more than 25% of its net assets in any one or more of the following investments: cash, money market instruments, debt securities and/or repurchase agreements; or

8. After April 28, 2000, the Fund may not invest in the securities of Conseco, Inc. or any of its affiliates.


DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

Unless otherwise noted, investment policies and practices described in this SAI are not fundamental, meaning that the Company's Board may change them without shareholder approval.

The Fund is a diversified Fund, meaning that the Fund limits the amount of its assets invested in any one issuer and/or in any one industry, thereby reducing the risk of loss incurred by that issuer or industry.

The Fund normally will invest at least 95% of its total net assets in the common stock of companies listed on the Conseco StockCar Stocks Index(TM), in approximately the same percentage as each company represents in the Index. Because the Index is itself highly diverse, the Adviser does not anticipate any diversification problems resulting from the Fund's investment policy.


To own all the stocks in Conseco StockCar Stocks Index, we estimate the Fund needs to have at least $25 million to invest. (As of September 30, 2002, it had $4.8 million.) Until the Fund reaches that asset level, we may buy a selection of stocks - and other securities - chosen to track the Index as closely as possible. During this startup investing phase, we can't guarantee that our selection will come close to matching the Index's performance.

In some cases, a lead race team is not a sole sponsorship, but is a joint arrangement, involving two separate companies. For example, Cingular Wireless is a joint venture of BellSouth Corp. and SBC Communications, Inc., which means that each of those companies has half-the-normal weighting in the Fund.
Therefore, the Fund has 49 full positions, meaning that 48 companies are full weightings and the two companies mentioned above are half-weighted positions. Each of the Fund's 48 full positions in the companies comprising the Index would account for about 2.04% of the total assets of the Fund, while the two positions in the joint-venture would account for about 1.02% of the total assets of the Fund.

For liquidity purposes, the Fund may invest up to 5% of its net assets in other securities.


The Fund seeks growth of capital and current income by investing in the companies of the Conseco StockCar Stocks Index. The Fund aims to increase the value of your investment in two ways: through an increase in the price of the stocks the Fund invests in (that is known as growth of capital) and passing along the dividends paid by the companies that the Fund invests in (that is current income).

The primary investments of the Fund are listed in the Fund's prospectus. The following are additional securities that the Fund may invest in and, where necessary, a brief discussion of any risks unique to the particular security.

COMMON  STOCK

The Fund may invest in the common stock of the companies comprising the Index. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets. Under normal circumstances, the Fund will invest at least 95% of its net assets in the common stock of companies comprising the Index. This is a fundamental policy of the Fund, and may not be changed without a vote of the majority of the outstanding shares of the Fund.


FOREIGN SECURITIES

If a foreign company is included in the Index, the Fund will invest in the common stock of that company in the form of American Depository Receipts (ADRs). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve greater risks compared to domestic investments.
Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. There is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations. Further, there is the risk of loss due to fluctuations in the value of a foreign corporation's currency relative to the U.S. dollar. Further, if a foreign issuer is a member of the Index, the Fund will be obligated to invest in such security, even through the country of the issuer's domicile might not be considered by the Adviser to be friendly or stable.


ADDITIONAL DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

For liquidity purposes only, the Fund may invest up to 5% of its assets, in the aggregate, in the following securities. The Fund will not invest in such securities for temporary or defensive purposes. You should be aware that any investment in securities not included in the Index will cause the performance of the Fund to vary from that of the Index.

OTHER REGISTERED INVESTMENT COMPANIES

The Fund may invest in securities issued by other unaffiliated registered investment companies ("mutual funds") to maintain liquidity. Such mutual funds may include money market funds. An unaffiliated mutual fund means that the fund is not part of the Conseco StockCar Stocks family of funds. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's Advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in other mutual funds to the extent that such investments do not exceed 5% of the Fund's net assets and/or 3% of any one investment company's outstanding securities.

DEBT SECURITIES

The Fund may invest in U.S. Government debt securities, including Treasury Bills and short-term notes, to maintain liquidity. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. The Fund will not invest more that 5% of its net assets in such securities, and will not invest in any such security with a maturity in excess of one year.

PREFERRED  STOCK

The Fund may invest in the preferred stock of the companies that comprise the Index, when the Adviser believes that such investments will help the Fund achieve its investment objective of current income without substantially and negatively affecting the Fund's investment objective of capital growth. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating. Finally, preferred stock is not included in the Index, so any investment in such stock will cause the performance of the Fund to vary from that of the index. For these reasons, the Fund will not invest more than 5% of its net assets in preferred stock.

REPURCHASE  AGREEMENTS

The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions to maintain liquidity, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy, and will not invest more than 25% of its net assets in such transactions.

FUTURES AND OPTIONS ON EQUITY SECURITIES AND THE INDEX

The Fund may enter into futures contracts relating to the equity securities of companies included in the Index, may write (i.e. sell) covered put and call options on such securities and on the Index, and may purchase put and call options on such equity securities and on the Index. Such options can include long-term options with durations of up to three years. Although not normally anticipated to be widely employed, the Fund may use futures and options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures or options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which such options or futures contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contract does not exceed ten percent (10%) of the Fund's total net assets.

Risk  Factors Associated with Futures and Options.  The primary risks associated
-------------------------------------------------
with the use of options and futures are: (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The risk that the Fund will be unable to close out a position will be minimized by entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market.

RESTRICTED  AND  ILLIQUID  SECURITIES

Illiquid securities are securities that cannot be liquidated within seven (7) days at the approximate price at which the Fund has valued the instrument. Also, the sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, due to their lack of a ready market, the Fund will not invest in such securities in excess of the limits set forth above. You should be aware that in the event that more than 15% of the Index is comprised of companies considered to be illiquid, the Fund will be unable to precisely match its investments to the percentages contained in the Index and that inability may pose additional risks to the Fund, including the risk that the performance of the Fund will vary from that of the Index.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

The Fund may purchase securities of companies comprising the Index on a when-issued basis, and it may purchase or sell such securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

STANDARD AND POOR'S DEPOSITORY RECEIPTS (SPDRS)

The Fund may purchase securities that represent ownership in long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A SPDR entitles a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.


PORTFOLIO  TURNOVER

The Fund does not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives. The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year. The following is the Fund's portfolio turnover rate for:

              -----------    -----------    -----------
              FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
              ENDED 2002     ENDED 2001     ENDED 2000
              -----------    -----------    -----------

                  40%            36%            37%
              -----------    -----------    -----------



THE CONSECO STOCKCAR STOCKS INDEX

Information on the Conseco StockCar Stocks Index (the "Index") is set forth in the prospectus. This section contains additional information concerning the Index.

The Adviser has determined that a company is a sponsor of NASCAR , and is therefore eligible for inclusion in the Index, only if it meets one or more of the following criteria:

(1) PRIMARY CAR SPONSORS are those companies that are the lead sponsor for each of the approximately 50 cars that participate in the Winston Cup Series. Primary Car Sponsors generally can be distinguished from other car sponsors because the Company logo will appear on the hood of the car it sponsors. A list of all Primary Race Sponsors is published annually by NASCAR, usually in December, for the following year's racing.

(2) LEAD RACE SPONSORS are those companies identified each year by NASCAR as the lead company sponsoring one or more of the 36 annual Winston Car series races. A list of all Lead Race Sponsors is published annually by NASCAR, usually in December, for the following year's racing.

(3) MAJOR PRODUCT SPONSORS are those companies that provide critical and necessary products to the approximately 50 cars and teams that participate in the Winston Cup Series. The Adviser has determined that such critical and necessary products are limited to tires, gasoline and lubricants for the teams.

A company will also qualify for inclusion in the Index if it derives revenues from NASCAR sanctioned racing events at the Winston Cup Level. The Adviser has determined that a company derives revenue from NASCAR, and is therefore eligible for inclusion in the Index, only if it meets one or more of the following criteria:

(1) It is a company that has an ownership interest in one or more of the race tracks that host the 36 annual Winston Cup races.

(2) It is a company that produces souvenirs or memorabilia for the Winston Cup Series under a licensing agreement with NASCAR .

(3) It is a company that broadcasts Winston Cup Series races on television, radio or the Internet under an agreement with NASCAR .

(4) It is a company that has negotiated "naming rights" agreements with tracks hosting Winston Cup races.


There are no minimum limits on the amount or percentage of total company revenue that must be derived from one of the above-described activities to qualify a company for inclusion in the Index. However, in order to minimize the risk of liquidity problems for the Fund in purchasing such otherwise eligible companies, the Adviser has determined that a company must have at least $100 million in market capitalization in order to be included in the Index, and must maintain at least $50 million in market capitalization to stay in the Index. Additionally, companies may be removed from the Index if a major securities exchange delists the company or if a company files for bankruptcy protection.

INVESTMENT PERFORMANCE

STANDARDIZED YIELD QUOTATIONS.   The Fund may advertise investment performance
------------------------------
figures, including yield. The class yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD  =  2[((A-B/CD)+1)6-1]

Where:
A = the dividends and interest earned during the period.
B = the expenses accrued for the period (net of reimbursements, if any).
C = the average daily number of shares outstanding during the period that were entitled to receive dividends.
D = the maximum offering price per share on the last day of the period.


STANDARDIZED  AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. The Fund may advertise its
----------------------------------------------------
total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P  (1+T)n=ERV

Where:
P = a hypothetical initial payment of $1,000.
T = the average annual total return.
n = the number of years.
ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

The total return for the Fund will assume the maximum applicable sales charge is deducted at the times, in the amounts, and under the terms disclosed in the Fund's Prospectus. The cumulative total return will be based upon a stated period and will be computed by dividing the ending redeemable value (i.e., after deduction of any applicable sales charges) of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions).

Each investment performance figure will be carried to the nearest hundredth of one percent.

                          Average Annual Total Returns
                          ----------------------------
                        Periods Ended September 30, 2002
                        --------------------------------


                                   1 YEAR   SINCE INCEPTION
                                             OCT. 1, 1998
                                  --------  ----------------
          Conseco StockCar         (3.77%)             4.30%
          Stocks Index Fund
          -----------------       --------  ----------------
          S&P 500 Index           (20.48%)           (4.13%)
          -----------------       --------  ----------------
          Conseco StockCar         (6.37%)             4.84%
          Stocks Index
          -----------------       --------  ----------------


Past performance may not be indicative of future results. Your investment return and principal will fluctuate and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements in effect through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. All returns reflect reinvested dividends but do not reflect the impact of taxes.

A  MEASURE  OF  STOCK  MARKET  VOLATILITY
-----------------------------------------

Beta is a mathematical measure of the volatility, or risk, of an investment. For comparative purposes, the Beta for the S&P 500 Index is set at 1.00. An investment with a Beta greater than 1.00 indicates that this investment exhibits greater volatility, or risk, than the S&P 500 Index over the described time period. An investment with a Beta of less than 1.00 indicates that this investment has less volatility, or risk, than the S&P 500 Index. Since inception of the Direct Shares Class on October 1, 1998, Conseco StockCar Stocks Index Fund Direct Shares has exhibited a Beta of 0.69, meaning that the Fund has been significantly less volatile, or risky, than the S&P 500 Index over this time period.


NON-STANDARDIZED  PERFORMANCE.  In  addition,  in  order  to  more  completely
-----------------------------
represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is required to be quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges, if any, into account may be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL  INFORMATION.  From time to time, the Fund may advertise its performance
--------------------
compared to similar funds or types of investments using certain unmanaged indices, reporting services and publications. A description of an index which may be used is listed below.

The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. stock market.

The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

In addition, from time to time in reports and promotions (1) the Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services and Morningstar, Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets, or (b) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or statistics derived by other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value  with  respect  to  the  particular  industry  or  sector.


SECURITIES  TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price.

In selecting a broker-dealer to execute a particular transaction, the Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer, the size of the order and the difficulty of execution, and the size of contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which the Adviser exercises investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities), the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.

Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Adviser may select brokers who provide research or other services or who sell shares of the Fund to effect portfolio transactions. The Adviser may also select an affiliated broker to execute transactions for the Fund, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

The Adviser shall not be deemed to have acted unlawfully, or to have breached any duty created by the Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund. The Adviser allocates orders placed by it on behalf of the Fund in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to the Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.

The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to the Fund and/or the Adviser's other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Fund. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.


For the fiscal years ended September 30, 2000, 2001 and 2002 the following brokerage commissions were paid by the Fund:

                              2000      2001     2002
                            -------   -------  -------
                            $ 5,148   $ 7,664  $ 5,734
                            -------   -------  -------

During the fiscal years ended September 30, 2000, 2001, and 2002, the Fund paid no commissions to any affiliated broker/dealer.

MANAGEMENT

THE ADVISER

Conseco Capital Management, Inc., the Adviser, provides investment advice and, in general, supervises the Company's management and investment program, furnishes office space, prepares reports for the Fund, and pays all compensation of officers and Board of Directors of the Company who are affiliated persons of the Adviser. The Fund pays all other expenses incurred in the operation of the Fund, including fees and expenses of unaffiliated Board of Directors of the Company.

The Adviser is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly held financial services company (OTCBB: CNCEQ) that provides investment, lending, and insurance products to more than 12 million customers. On December 18, 2002, Conseco, Inc. and its non-operating holding companies filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. Conseco Capital Management and Conseco StockCar Stocks Mutual Fund, Inc. are separate legal entities and are not included in the bankruptcy filing. CCM will continue to operate in the ordinary course of business as the investment adviser to Conseco StockCar Stocks Index Fund. CCM manages investments for Conseco, Inc., Conseco Fund Group and other affiliated mutual funds, as well as, endowments, corporate and government pension funds, Taft-Hartley pension funds, hospitals, insurance companies, religious organizations and high net worth individuals. As of December 31, 2002, CCM managed more than $27 billion.


The Investment Advisory Agreement, dated April 28, 2000, between the Adviser and the Company provides that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by the Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreement provides that the Adviser is not protected against any liability to the Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreement or the violation of any applicable law.

Under the terms of the Investment Advisory Agreements, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 0.65% of the average daily net asset value of the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 1.50% of the Fund's average daily net assets until April 30, 2004. After such time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Fund operating expenses. The Adviser will waive fees and/or reimburse expenses on a monthly basis and the Adviser will pay the Fund by reducing its fee. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived/and or reimbursed. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed, including initial organization costs of the Fund, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

This contractual arrangement does not cover interest expense, taxes, brokerage commissions, and extraordinary expenses.

The Fund may receive credits from its custodian based on cash held by the Fund at the custodian. These credits may be used to reduce the custody fees payable by the Fund. In that case, the Adviser's (and, other affiliates') agreement to waive fees or reimburse expenses will be applied only after the Fund's custody fees have been reduced or eliminated by the use of such credits.


During 2002, after fee waivers and reimbursements, CCM received no fees for these advisory services.

 Advisory Fees Accrued  Amount Reimbursed/Waived
   Fiscal Year Ended        Fiscal Year Ended
     September 30             September 30
----------------------  ------------------------
2000*    2001    2002    2000    2001     2002
------  ------  ------  ------  -------  -------
28,479  33,233  36,371  60,459  159,550  204,433
------  ------  ------  ------  -------  -------

* Prior to April 28, 2000, the Adviser to the Fund was StockCar Stocks Advisors, LLC, a North Carolina limited liability company. For advisory services provided to the Fund for the period October 1, 1999 - April 27, 2000., StockCar Stocks Advisor, LLC was paid total advisory fees $15,037.


OTHER  SERVICE  PROVIDERS

THE ADMINISTRATOR. Conseco Services, LLC (the "Administrator") is a wholly owned subsidiary of Conseco, and receives compensation from the Company pursuant to an Administration Agreement dated April 28, 2000. Under that agreement, the Administrator supervises the overall administration of the Fund. These administrative services include supervising the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities.

For providing these services, the Administrator receives a fee from the Fund at an annual rate of 0.40% per annum for the first $50,000,000; 0.30% for the next $25,000,000; and 0.20% in excess of $75,000,000 of the Fund's average daily net assets. Pursuant to the Administration Agreement, the Administrator reserves the right to employ one or more sub-administrators to perform administrative services for the Fund. See "The Adviser" above regarding the Administrator's contractual arrangement to waive its fees and/or reimburse Fund expenses. During 2000, 2001, and 2002, after fee waivers and reimbursements, Conseco Services received no compensation for these services.

CUSTODIAN. Bank of New York (BONY), acts as custodian for the Fund. As such, BONY holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. BONY does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

TRANSFER AGENCY SERVICES. U.S. Bancorp Fund Services, LLC (f/k/a Firstar Mutual Fund Services) acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and U.S. Bancorp Fund Services, LLC, dated August 1, 2000. Under the agreement, U.S.
Bancorp Fund Services, LLC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Fund shall pay U.S. Bancorp Fund Services, LLC an annual fee, paid monthly, as determined by valuations made as of the close of each business day of the month.

INDEPENDENT ACCOUNTANTS/AUDITORS. PricewaterhouseCoopers LLP, Indianapolis, Indiana serves as the Company's independent accountant.

BOARD OF DIRECTORS AND OFFICERS OF THE COMPANY
----------------------------------------------

The Board decides upon matters of general policy for the Company. In addition, the Board reviews the actions of the Adviser, as set forth in "Management." The Company's officers supervise the daily business operations of the Company.

Each Director will serve the Company until his or her successors is duly elected and qualified. All Directors oversee the 17 portfolios that make up the Conseco Mutual Fund Complex, including Conseco Fund Group (8 portfolios), Conseco Series Trust (7 portfolios), Conseco StockCar Stocks Index Fund (1 portfolio) and Conseco Strategic Income Fund (1 portfolio).

Information about the Directors and officers of the Company, their affiliations, if any, with the Adviser and their principal occupations are set forth below.

NAME, ADDRESS              POSITION(S)    TERM OF        PRINCIPAL OCCUPATION(S)         NUMBER OF          OTHER
AND AGE                     HELD WITH     OFFICE           DURING PAST 5 YEARS         PORTFOLIOS IN    DIRECTORSHIPS
                               FUND         AND                                         FUND COMPLEX       HELD BY
                                         LENGTH OF                                      OVERSEEN BY       DIRECTOR
                                            TIME                                          DIRECTOR
                                           SERVED
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
William P. Daves, Jr., 77  Chairman      Since       Consultant to insurance and      4 registered      None
11825 N. Pennsylvania      of the        April 2000  healthcare industries, Former    investment
Street                     Board &                   Director, Chairman and           companies
Carmel, IN 46032           Director                  Chief Executive Officer,         consisting of 17
                                                     FFG Insurance Co.;               portfolios
                                                     Chairman of the Board and
                                                     Trustee of other investment
                                                     companies managed by the
                                                     Adviser
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
Harold W. Hartley, 79      Director      Since       Chartered Financial Analyst;     4 registered      Ennis
11825 N. Pennsylvania                    April 2000  Retired, Executive Vice          investment        Business
Street                                               President, Tenneco Financial     companies         Forms, Inc.
Carmel, IN 46032                                     Services, Inc.; Trustee of       consisting of 17
                                                     other investment companies       portfolios
                                                     managed by the Adviser.
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
Dr. R. Jan LeCroy, 71      Director      Since       Retired, President, Dallas       4 registered      SWS Group,
11825 N. Pennsylvania                    April 2000  Citizens Council; Trustee of     investment        Inc.
Street                                               other investment companies       companies
Carmel, IN 46032                                     managed by the Adviser.          consisting of 17
                                                                                      portfolios
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
Dr. Jess H. Parrish, 75    Director      Since       Higher Education Consultant      4 registered      None
11825 N. Pennsylvania                    April 2000  Former President, Midland        investment
Street                                               College; Trustee of other        companies
Carmel, IN 46032                                     investment companies             consisting of 17
                                                     managed by the Adviser.          portfolios
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
David N. Walthall, 57      Director      Since       Principal, Walthall Asset        4 registered      None
11825 N. Pennsylvania                    April 2000  Management.  Former              investment
Street                                               President, Chief Executive       companies
Carmel, IN 46032                                     Officer and Director of          consisting of 17
                                                     Lyrick Corporation.              portfolios
                                                     Formerly, President and
                                                     CEO, Heritage Media
                                                     Corporation,.  Formerly,
                                                     Director, Eagle National
                                                     Bank.  Trustee of other
                                                     investment companies
                                                     managed by the Adviser.
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
Maxwell E. Bublitz, 47**   President     Since       Chartered Financial Analyst;     4 registered      None
11825 N. Pennsylvania      and           April 2000  CEO, President and Director,     investment
Street                     Director                  Adviser; Director, Conseco       companies
Carmel, IN 46032                                     Equity Sales, Inc.; Senior       consisting of 17
                                                     Vice President, Investments      portfolios
                                                     of Conseco, Inc.; President
                                                     and Trustee of other
                                                     investment companies
                                                     managed by the Adviser.
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
Gregory J. Hahn, 42**      Vice          Since       Chartered Financial Analyst.     4 registered      None
11825 N. Pennsylvania      President     April 2000  Senior Vice President,           investment
Street                     for                       Adviser.  Trustee of other       companies
Carmel, IN 46032           Investments               investment companies             consisting of 17
                           and                       managed by the Adviser.          portfolios
                           Director


-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
William P. Kovacs, 57      Vice          Since       Vice President, General          4 registered  None
11825 N. Pennsylvania      President     April 2000  Counsel, Chief Compliance        investment
Street                     and                       officer of Adviser.  Vice        companies
Carmel, IN 46032           Secretary                 President and Secretary of       consisting of 17
                                                     other investment companies       portfolios
                                                     managed by the Adviser.
                                                     Previously, Of Counsel to
                                                     Shefsky & Froelich and
                                                     Rudnick & Wolfe; Prior
                                                     thereto, Vice President and
                                                     Assistant Secretary, Kemper
                                                     Financial Services, Inc.
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
Audrey L. Bruch, 35        Treasurer     Since       Certified Public Accountant;     4 registered      None
11825 N. Pennsylvania                    October     Controller, Adviser.             investment
Street                                   2002        Treasurer of other               companies
Carmel, IN 46032                                     investment companies             consisting of 17
                                                     managed by the Adviser.          portfolios
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------
William T. Devanney, 47    Vice          Since       Senior Vice President,           4 registered      None
11825 N. Pennsylvania      President     April 2000  Corporate Taxes of Conseco       investment
Street                                               Services, LLC and various        companies
Carmel, IN 46032                                     affiliates.  Vice President of   consisting of 17
                                                     other investment companies       portfolios
                                                     managed by the Adviser.
-------------------------  ------------  ----------  -------------------------------  ----------------  -------------

---------------

     All Directors will serve until their successors are duly elected and qualified.
** The Director so indicated is an "interested person," as defined in the 1940 Act, of the Company due to the positions indicated with the Adviser and its affiliates.

The following table shows the dollar range of equity securities beneficially owned by each Director in the Fund and on an aggregate basis, in the registered investment companies overseen by the Director within the Conseco Mutual Fund Complex as of December 31, 2002.


                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                 SECURITIES IN ALL REGISTERED
                                                               INVESTMENT COMPANIES OVERSEEN BY
                       DOLLAR RANGE OF EQUITY SECURITIES IN   THE DIRECTOR IN THE CONSECO MUTUAL
NAME OF DIRECTOR                     THE FUND                            FUND COMPLEX
---------------------  -------------------------------------  -----------------------------------
William P. Daves, Jr.  $ 0                                    $ 50,001 - $100,000
---------------------  -------------------------------------  -----------------------------------
Harold W. Hartley      $ 0                                    $ 10,001 - $50,000
---------------------  -------------------------------------  -----------------------------------
Dr. R. Jan LeCroy      $ 0                                    Over $100,000
---------------------  -------------------------------------  -----------------------------------
Dr. Jess H. Parrish    $ 0                                    Over $100,000
---------------------  -------------------------------------  -----------------------------------
David N. Walthall      $ 0                                    $ 0
---------------------  -------------------------------------  -----------------------------------
Maxwell E. Bublitz*    $ 0                                    $ 0
---------------------  -------------------------------------  -----------------------------------
Gregory J. Hahn*       $ 0                                    $ 10,001 - $50,000
---------------------  -------------------------------------  -----------------------------------

* The Director so indicated is an "interested person" as defined in the 1940 Act, of the Company due to the positions indicated with the Adviser and its affiliates.

No independent Director of the Fund owns any securities in the Adviser or principal underwriter of the Fund, or any person directly or indirectly controlling or controlled by, or under common control with the investment Adviser or principal underwriter of the Fund.

The following table shows the compensation of each independent Director for the fiscal year ending December 31, 2002. In addition to Conseco StockCar Stocks
Mutual  Fund,  Inc.,  the  Trust complex consists of Conseco Fund Group, Conseco
Series Trust and Conseco Strategic Income Fund, which include 17 separate portfolios.


                               COMPENSATION TABLE

                              Aggregate      Total Compensation from Investment
                            Compensation          Companies in the Company
Name of Person, Position  From the Company        Complex Paid to Directors
------------------------  -----------------  -----------------------------------
William P. Daves, Jr.     $           8,000  $                            56,625
------------------------  -----------------  -----------------------------------
Harold W. Hartley         $           7,250  $                            50,375
------------------------  -----------------  -----------------------------------
Dr. R. Jan LeCroy         $           7,250  $                            51,875
------------------------  -----------------  -----------------------------------
Dr. Jesse H. Parrish      $           6,000  $                            42,750
------------------------  -----------------  -----------------------------------
David N. Walthall         $           7,250  $                            51,375
------------------------  -----------------  -----------------------------------

---------------

The Directors and Officers of the Company, as a group, own less than 1% of the Fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of the Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

BOARD COMMITTEE           COMMITTEE MEMBERS          COMMITTEE FUNCTIONS        MEETINGS HELD DURING
                                                                                  LAST FISCAL YEAR
----------------------  ----------------------  ------------------------------  --------------------
Audit Committee         William P. Daves, Jr.   The Audit Committee meets       One
                        Harold W. Hartley,      with the independent auditors
                        Chairperson             periodically to review the
                        Dr. R. Jan LeCroy       results of the audits and
                        Dr. Jess H. Parrish     report the results to the full
                        David N. Walthall       Board, evaluates the
                                                independence of the auditors,
                                                and reviews legal and
                                                regulatory matters that may
                                                effect the Fund
----------------------  ----------------------  ------------------------------  --------------------


----------------------  ----------------------  ------------------------------  --------------------
Compensation Committee  William P. Daves, Jr.   The Compensation                One
                        Harold W. Hartley       Committee periodically
                        Dr. R. Jan LeCroy,      reviews and evaluates the
                        Chairperson             compensation of the
                        Dr. Jess H. Parrish     Independent Directors and
                        David N. Walthall       recommends any appropriate
                                                changes to the  independent
                                                Directors as a group.
----------------------  ----------------------  ------------------------------  --------------------
Insurance Committee     William P. Daves, Jr.,  The Insurance Committee         One
                        Chairperson             periodically reviews and
                        Harold W. Hartley       evaluates the insurance
                        Dr. R. Jan LeCroy       coverage that protects the
                        Dr. Jess H. Parrish     Fund and the Directors.
                        David N. Walthall
----------------------  ----------------------  ------------------------------  --------------------
Retirement Committee    William P. Daves, Jr.   The Retirement Committee        One
                        Harold W. Hartley       periodically reviews and
                        Dr. R. Jan LeCroy       evaluates the retirement
                        Dr. Jess H. Parrish     policy and recommends any
                        David N. Walthall,      appropriate changes to the
                        Chairperson             independent Directors as a
                                                group.
----------------------  ----------------------  ------------------------------  --------------------
Nominating Committee    William P. Daves, Jr.   The Nominating Committee        One
                        Harold W. Hartley       reviews and evaluates
                        Dr. R. Jan LeCroy       candidates' qualifications for
                        Dr. Jess H. Parrish,    Board membership and the
                        Chairperson             nominees' independence
                        David N. Walthall       from the Fund's manager and
                                                other principal service
                                                providers.

The nominating committee generally will not consider nominees recommended by shareholders of the Fund. However, any such correspondence from shareholder should be sent to Conseco StockCar Stocks Index Fund, Attention: Secretary at
11825  N.  Pennsylvania  Street,  Carmel,  IN  46032.


----------------------  ----------------------  ------------------------------  --------------------

BOARD  REVIEW  OF  INVESTMENT  ADVISORY  ARRANGEMENTS

The Board oversees the Fund's management and performance on a continuous basis and determines annually whether to approve or renew the Fund's investment advisory agreement. The Adviser provides monthly, quarterly and annual reporting to the Board, which includes information for the Board to evaluate and analyze the Adviser's level of service and performance.

When considering whether to renew the investment advisory contract, the Board examines several factors. Some of the factors considered include: the nature, extent and quality of the advisory services provided as well as investment performance of the Fund's assets and the fair market value of the services provided. The Board reviews and considers the extent to which the Adviser has realized or will realize economies of scale as Fund assets grow. Additional information is provided to the Board detailing other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible benefits that may accrue to the Adviser and its affiliates, if relevant, and the Adviser's execution of portfolio transactions including the broker(s) that are selected.

The Board also reviews the investment performance of the Fund with a peer group and an appropriate index or, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds.


FUND EXPENSES

The Fund pays its own expenses including, without limitation: (i) organizational and offering expenses of the Fund and expenses incurred in connection with the issuance of shares of the Fund; (ii) fees of its custodian and transfer agent;
(iii)  expenditures  in  connection with meetings of shareholders and Directors;
(iv) compensation and expenses of Directors who are not interested persons of the Company; (v) the costs of any liability, uncollectible items of deposit and other insurance or fidelity bond; (vi) the cost of preparing, printing, and distributing prospectuses and statements of additional information, any supplements thereto, proxy statements, and reports for existing shareholders;
(vii) legal, auditing, and accounting fees; (viii) trade association dues; (ix) filing fees and expenses of registering and maintaining registration of shares of the Fund under applicable federal and state securities laws; (x) brokerage commissions; (xi) taxes and governmental fees; and (xii) extraordinary and non-recurring expenses.

DISTRIBUTION  ARRANGEMENTS

Conseco Equity Sales, Inc. (the "Distributor") serves as the principal underwriter for the Fund pursuant to an Underwriting Agreement, dated April 28, 2000. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Subject to the compensation arrangement discussed below, the Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Directors of the Company or by the vote of a majority of the outstanding voting securities of the Fund and (ii) by a majority of the Directors who are not "interested persons" of the Company (as that term is defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of the Fund.

Prior to March 31, 2000, Declaration Distributors, Inc. acted as Distributor of the Fund.

The Distributor received an immaterial amount of compensation in 2000 and 2001 with respect to the Fund and received no compensation in 2002 other than compensation from the Distribution and Service Plan as described below.

DISTRIBUTION  AND  SERVICE  PLAN

As noted in the Fund's Prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges (the "Plan").

Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorize payments up to 0.25% per annum of its average daily net assets to the Adviser, Distributor, and others, for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets.

Pursuant to the Plan, the Distributor is paid a monthly fee equal to 0.25% per annum of average net assets for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of the prospectuses and reports used for sales purposes, preparation and distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Distributor. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by the Distributor for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plan has been approved by the Funds' Board, including all the Directors who are non-interested persons as defined in the 1940 Act, and by the shareholders of the Fund. The Plan must be renewed annually by the Board of Directors, including a majority of the Directors who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Directors be done by the non-interested Directors.

The Plan and any related agreement may not be amended to increase materially the amounts to be spent or distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Adviser is required to report in writing to the Board of Directors of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

The 12b-1 fees attributable to each class of shares is as follows for the following fiscal year ends:

CLASS                  2000     2001     2002
--------------------  -------  -------  -------
ADVISOR CLASS SHARES  $   667  $   585    N/A*
--------------------  -------  -------  -------
DIRECT CLASS SHARES   $12,125  $12,197  $13,989
--------------------  -------  -------  -------

* On September 17, 2001, the Advisor Class shares was closed as approved by management and the Board of Directors. Shareholders were allowed to exchange their Advisor Class shares into the Direct shares, or redeem their shares.


PURCHASE, REDEMPTION AND PRICING OF SHARES

SHARE PRICES AND NET ASSET VALUE

The Fund's shares are bought or sold at a price that is based upon the Fund's net asset value (NAV) per share. The NAV per share is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern
Time) on each business day by dividing the value of the Fund's net assets by the number of shares outstanding.

The assets of the Fund are valued as follows: Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty
(60)  days  or  less  may  be  valued  at  amortized  cost.


INFORMATION ON CAPITALIZATION AND OTHER MATTERS

Shareholders of the Fund are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of the directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when required in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's by-laws contain procedures for the removal of directors by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director of directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

Each issued and outstanding share of the Fund is entitled to participate equally in dividends and other distributions of the respective class of the Fund and, upon liquidation or dissolution, in the net assets of that class remaining after satisfaction of outstanding liabilities. The shares of the Fund have no preference, preemptive or similar rights, and are freely transferable.

The Amended and Restated Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Articles of Incorporation protects a Director against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

CODE  OF  ETHICS

Under CCM's personal securities trading policy (the "Policy"), CCM employees must preclear personal transactions in securities not exempt under the Policy. In addition, CCM employees must report their personal securities transactions and holdings, which are reviewed for compliance with the Policy. CCM access persons, including portfolio managers and investment personnel, who comply with the Policy's preclearance and disclosure procedures, and the requirements of the Policy, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manager or for which they otherwise provide investment advice.

TAXES

GENERAL

To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year,
(i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Distributions, if any, in excess of the Fund's current or accumulated earnings and profits, as computed for federal income tax purposes, will constitute a return of capital, which first will reduce a shareholder's tax basis in the Fund's shares and then (after such basis is reduced to zero) generally will give rise to capital gains. Under the Taxpayer Relief Act of 1997 ("Tax Act"), different maximum tax rates apply to a non-corporate taxpayer's net capital gain (the excess of net long-term capital gain over net short-term capital loss) depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months.

Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

At the time of an investor's purchase of shares of the Fund, a portion of the purchase price is often attributable to unrealized appreciation in the Fund's portfolio or undistributed taxable income. Consequently, subsequent distributions from that appreciation (when realized) or income may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for the shares and the distributions in reality represent a return of a portion of the purchase price.

The Fund will be subject to a nondeductible 4% federal excise tax ("Excise Tax") on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying those distribution requirements.

FINANCIAL  STATEMENTS

The audited financial statements and financial highlights of the Fund for the fiscal year ended September 30, 2002 are incorporated herein by reference to the Fund's annual report to shareholders.

                                     PART C

                    CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

     (a)  Articles  of  Incorporation:
          -- Articles of Incorporation, incorporated herein by reference to Exhibit No. 1 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998; Amended and Restated Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, (File No. 333-53683) filed on May 12, 2000.

     (b)  Bylaws
          -- By-Laws, incorporated herein by reference to Exhibit No. 2 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1 (File No. 333-53683) filed on September 2, 1998.

     (c)  Instruments Defining Rights of Security Holders
          --   Not Applicable.

     (d)  Investment Advisory Contracts
          -- Investment Advisory Agreements, incorporated by reference to Exhibit No. 5 to the Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998.

          -- Investment Advisory Agreements between Conseco Capital Management, Inc. and Conseco StockCar Stocks Mutual Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 5 to the registration statement, SEC File No. 333-53683, filed May 12, 2000. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 333-53683) filed May 12, 2000.

     (e)  Underwriting Contracts

          -- Underwriting Contracts, incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998

          -- Principal Underwriting Agreement between Conseco Equity Sales, Inc. and Conseco StockCar Stocks Mutual Fund, Inc. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 333-53683) filed on May 12, 2000.

     (f)  Bonus or Profit Sharing Contracts

          --   Not Applicable.

     (g)  Custodian Agreements

          -- Custodian Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998.

     (h)  Other Material Contracts

          -- Operating Services Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998.

          -- Investment Services Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-53683) filed on September 2, 1998.

          -- Administration Agreement between Conseco StockCar Stocks Mutual Fund, Inc. and Conseco Services, LLC. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, (File No. 333-53683), filed on May 12, 2000.

          -- Transfer Agent Servicing Agreement between Conseco StockCar Stocks Mutual Fund, Inc. and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 333-53683), filed January 29, 2001.

          -- Fund Administration Servicing Agreement between Conseco Services, LLC and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 333-53683), filed January 29, 2001.

          -- Fund Accounting Servicing Agreement between Conseco Services, LLC and Firstar Mutual Fund Services, LLC. Incorporated By reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 333-53683), filed January 29, 2001.

     (i)  Legal Opinion

          -- Consent and Opinion of Counsel. Incorporated by reference to Post-Effective Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 333-53683), filed January 29, 2001.

     (j)  Consent of Independent Accountants

          --   Consent of Independent Accountants. Filed Herewith.

     (k)  Omitted Financial Statements

          --   Not Applicable.

     (l)  Initial Capital Agreements.

          --   Not Applicable.

     (m)  Rule 12b-1 Plan

          -- Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-53683 ) filed on June 9, 1999.

          -- Rule 12b-1 Plan. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 333-53683), filed on May 12, 2000.

     (n)  Rule 18f-3 Plan

          -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 333-53683), filed on May 12, 2000.

     (p)  Code of Ethics

          -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 333-53683), filed on May 12, 2000.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following information concerns the principal companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO,  INC.  (Indiana)  -  (publicly  traded)
          Conseco Capital Management, Inc. (Delaware)
          Marketing Distribution Systems Consulting Group, Inc. (Delaware) Conseco Equity Sales, Inc. (Texas)
          Conseco Risk Management, Inc. (Indiana)
          Conseco Mortgage Capital, Inc. (Delaware)
          Conseco Group Risk Management Company (Mississippi)
          Conseco Finance (Delaware)
               CIHC, Incorporated (Delaware)
               Conseco Services, LLC (Indiana)
               Conseco Marketing, LLC (Indiana)
          Conseco Securities, Inc. (Delaware)
          Bankers National Life Insurance Company (Texas)
               Bankers Life Insurance Company of Illinois (Illinois) Bankers Life & Casualty Company (Illinois)
               Conseco Life Insurance Company of Texas (Texas)
                    Colonial Penn Life Insurance Company (Pennsylvania) Conseco Annuity Assurance Company (Illinois)
                    Conseco Senior Health Insurance Company (Pennsylvania)
                       Conseco Life Insurance (Bermuda) Limited
                      Conseco Life Insurance Company of New York (New York) Washington National Insurance Company (Illinois) Conseco Life Insurance Company (Indiana)
                    Geneva International Insurance Company, Inc. (Turks and Caicos Islands)
                    Pioneer Life Insurance Company (Illinois)
                      Conseco  Medical Insurance Company (Illinois)
          Conseco Health Insurance Company (Arizona)
     Consumer Acceptance Corporation (Indiana)
                    NAL Financial Group, Inc. (Delaware)
     Conseco Series Trust (Massachusetts)*
     Conseco Fund Group (Massachusetts) (publicly held)**
     Conseco Strategic Income Fund (Massachusetts) (publicly held) ***

* The shares of Conseco Series Trust currently are sold to insurance separate accounts, both affiliated and unaffiliated.

**   The shares of the Conseco Fund Group are sold to the public.

*** The shares of the Conseco Strategic Income Fund, a closed-end management investment company, are traded on the New York Stock Exchange.

ITEM 25.  INDEMNIFICATION

     Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the registrant (Exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Conseco Capital Management, Inc. (the "Adviser") is an Indiana corporation which offers investment advisory services. The Adviser is a wholly-owned subsidiary of Conseco, Inc., also an Indiana corporation, a publicly owned financial services company. Both the Adviser's and Conseco, Inc.'s offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

     The principal officers and directors of Conseco Capital Management, Inc. are as follows:

     Maxwell E. Bublitz, President and Director; Senior Vice President of Conseco, Inc.; President and Trustee of Conseco Fund Group, Conseco Strategic Income Fund, Conseco Series Trust and Conseco StockCar Stocks Mutual Fund, Inc.

     Gregory J. Hahn, Senior Vice President; Vice President and Trustee of Conseco Fund Group, Conseco Strategic Income Fund, Conseco Series Trust and Conseco StockCar Stocks Mutual Fund, Inc.

     Nora  A.  Bammann,  Senior  Vice  President

     William P. Kovacs, Chief Counsel and Secretary; Chief Compliance Officer and Director; Vice President and Secretary of Conseco Fund Group; Vice President and Secretary of Conseco Strategic Income Fund; Vice President and Secretary of Conseco Series Trust; Vice President and Secretary of Conseco StockCar Stocks Mutual Fund, Inc.; Vice President , General Counsel, Secretary and Chief Compliance Officer of Conseco Equity Sales, Inc.; Vice President, General Counsel and Secretary of Conseco Securities, Inc.

     Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

ITEM 27.  PRINCIPAL  UNDERWRITER

     Conseco Equity Sales, Inc. will serve as the Registrant's Principal Underwriter.

     The following information is furnished with respect to the officers and directors of Conseco Equity Sales, Inc. The principal business address of each person listed is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

Name and Principal        Positions and Offices           Positions and Offices
Business Address          with Principal Underwriter      with Registrant
-----------------         ----------------------------    ----------------------

Maxwell E. Bublitz        Director                        President and Director
David D. Humm             Director and President          None
Ronald L. Jackson         Vice President and              None
                          Chief Compliance Officer
William P. Kovacs         Director, Vice President,       Vice President and
                          General Counsel and Secretary   Secretary

David J. Barra            Senior Vice President,          None
                          Financial and Operations
                          Principal
William T. Devanney, Jr.  Senior Vice President,          Senior Vice President,
                          Corporate                       Taxes
James C. Crampton         Vice President, Corporate       None
                          Taxes

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser, Conseco Capital Management, Inc., or the Custodian, Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826

ITEM 29.  MANAGEMENT SERVICES

     None.

ITEM 30.  UNDERTAKINGS

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Conseco StockCar Stocks Mutual Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Carmel, of the State of Indiana, on the 28th day of January, 2003.

                               CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.

                               By:  /s/  Maxwell E. Bublitz
                               ----------------------------

                                   Maxwell E. Bublitz
                                   President (Principal Executive Officer)
                                   and Trustee


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                         Title                                Date
---------                         -----                                ----
/S/ MAXWELL E. BUBLITZ*           President and Trustee                January 28, 2003
--------------------------------  Principal Executive Officer
Maxwell E. Bublitz

/S/ WILLIAM P. DAVES, JR.*        Chairman of the Board and Trustee    January 28, 2003
--------------------------------
William P. Daves, Jr.

/S/ GREGORY J. HAHN*              Vice President and Trustee           January 28, 2003
--------------------------------
Gregory J. Hahn

/S/ HAROLD W. HARTLEY*            Trustee                              January 28, 2003
--------------------------------
Harold W. Hartley

/S/ DR. R. JAN LECROY*           Trustee                               January 28, 2003
--------------------------------
Dr. R. Jan LeCroy


/S/ Dr. JESS H. PARRISH*          Trustee                              January 28, 2002
--------------------------------
Dr. Jess H. Parrish

/S/ DAVID N. WALTHALL*            Trustee                              January 28, 2003
--------------------------------
David N. Walthall

/S/ AUDREY L. BRUCH               Treasurer                            January 28, 2003
--------------------------------
Audrey L. Bruch


   * /S/ William P. Kovacs
--------------------------------
   William P. Kovacs
   Attorney-in-fact



                                    EXHIBITS

EXHIBIT (J) - CONSENT OF INDEPENDENT ACCOUNTANTS



2

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated November 13, 2002, relating to the financial statements and financial highlights which appears in the September 30, 2002 Annual Report to Shareholders of Conseco StockCar Stocks Index Fund, which is also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights", "Independent Accountants/Auditors" and "Financial Statements" in such Registration Statement.


PricewaterhouseCoopers  LLP

Indianapolis,  Indiana
January  28,  2003




PricewaterhouseCoopers LLP
Chicago, Illinois

January 28, 2003